Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	AMERICAN REALTY CAPITAL PROPERTIES, INC.
Entity Central Index Key	0001507385
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false